Leases (Tables)	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
Summary of Lease Costs Recognized and Other Information Pertaining to Operating Leases

The following table contains a summary of the lease costs recognized under ASU 2016-02 and other information pertaining to the Company’s operating leases for the three and six months ended June 30, 2024 and 2023:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Lease cost
Operating lease cost	$1,000	$1,170	$2,016	$2,309
Variable lease cost	1,161	1,340	2,425	2,676
Short-term lease cost	51	109	100	182
	$2,212	$2,619	$4,541	$5,167
Other information:
Cash paid for amounts included in the measurement of lease liabilities: Operating cash flows used in operating leases			$2,006	$2,570
Right of use assets obtained in exchange for new operating lease liabilities			$1,743	$2,090
Weighted average remaining lease term (in years)			1.17	1.89
Weighted average discount rate			8.29%	6.01%

Summary of Maturities of Operating Lease Liabilities

Pursuant to the terms of the Company’s non-cancelable lease agreements in effect at June 30, 2024, the following table summarizes the Company’s maturities of operating lease liabilities as of June 30, 2024:

June 30,
2024
Operating lease liabilities payment
2024	$2,223
2025	2,437
Total lease payments	$4,660
Less: imputed interest	(197)
Present value of lease liability	$4,463